S-K 1602(c) Dilution	Aug. 29, 2025 USD ($) $ / shares shares
Full Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.72
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.28
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (44,559)
Net Tangible Book Value Adjusted | $	$ 115,910,441
Number Of Shares Used Line Items
Number of Shares Used Adjustment	15,913,333
Full Over-Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 115,900,000
Full Over-Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	55,000
Full Over-Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | No Redemption [Member] | EBC Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | No Redemption [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	380,000
Full Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.79
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.21
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (44,559)
Net Tangible Book Value Adjusted | $	$ 910,441
Number Of Shares Used Line Items
Number of Shares Used Adjustment	4,413,333
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 115,900,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	55,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (115,000,000)
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | EBC Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	380,000
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(11,500,000)
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.32
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.68
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (44,559)
Net Tangible Book Value Adjusted | $	$ 87,160,441
Number Of Shares Used Line Items
Number of Shares Used Adjustment	13,038,333
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 115,900,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	55,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (28,750,000)
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | EBC Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	380,000
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(2,875,000)
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.25
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.75
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (44,559)
Net Tangible Book Value Adjusted | $	$ 58,410,441
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,163,333
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 115,900,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	55,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (57,500,000)
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | EBC Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	380,000
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(5,750,000)
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.93
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.07
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (44,559)
Net Tangible Book Value Adjusted | $	$ 29,660,441
Number Of Shares Used Line Items
Number of Shares Used Adjustment	7,288,333
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 115,900,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	55,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (86,250,000)
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | EBC Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,500,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	380,000
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(8,625,000)
No Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	2.74
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 7.26
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (44,559)
Net Tangible Book Value Adjusted | $	$ 100,783,841
Number Of Shares Used Line Items
Number of Shares Used Adjustment	13,883,333
No Over-Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 100,900,000
No Over-Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	55,000
No Over-Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(126,600)
No Over-Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(500,000)
No Over-Allotment [Member] | No Redemption [Member] | EBC Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | No Redemption [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	350,000
No Over-Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.80
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.20
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (44,559)
Net Tangible Book Value Adjusted | $	$ 783,841
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,883,333
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 100,900,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	55,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(126,600)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (100,000,000)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(500,000)
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | EBC Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	350,000
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(10,000,000)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.34
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.66
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (44,559)
Net Tangible Book Value Adjusted | $	$ 75,783,841
Number Of Shares Used Line Items
Number of Shares Used Adjustment	11,383,333
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 100,900,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	55,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(126,600)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (25,000,000)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(500,000)
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | EBC Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	350,000
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(2,500,000)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.28
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.72
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (44,559)
Net Tangible Book Value Adjusted | $	$ 50,783,841
Number Of Shares Used Line Items
Number of Shares Used Adjustment	8,883,333
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 100,900,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	55,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(126,600)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (50,000,000)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(500,000)
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | EBC Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	350,000
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(5,000,000)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.01)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	5.96
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.04
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (44,559)
Net Tangible Book Value Adjusted | $	$ 25,783,841
Number Of Shares Used Line Items
Number of Shares Used Adjustment	6,383,333
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ 100,900,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	55,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	(126,600)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted | $	$ (75,000,000)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	3,833,333
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Over Allotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(500,000)
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | EBC Founder Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	200,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	10,000,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	350,000
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment	(7,500,000)